Debt - AerCap Trust & AICDC Notes (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2023	Feb. 28, 2023	Dec. 31, 2023	Jan. 31, 2024	Nov. 30, 2023	Sep. 30, 2023	Dec. 31, 2022
Maturities of Long-term Debt [Abstract]
2024			$ 6,211,679
2025			5,958,382
2026			8,491,596
2027			6,795,888
2028			7,744,105
Thereafter			11,493,882
4.125% Senior Notes Due 2023
Maturities of Long-term Debt [Abstract]
Debt instrument, interest rate (in percentage)		4.125%
Principal amount redeemed		$ 600,000
Unsecured
Maturities of Long-term Debt [Abstract]
Debt			34,295,349				$ 34,710,500
Unsecured | AerCap Trust (b) & AICDC Notes (c)
Maturities of Long-term Debt [Abstract]
2024			5,165,349
2025			3,650,000
2026			5,250,000
2027			4,000,000
2028			5,300,000
Thereafter			7,850,000
Debt			$ 31,215,349				$ 32,700,000
Redemption price of debt instrument, percentage			100.00%
Unsecured | AerCap Trust (b) & AICDC Notes (c) | Minimum
Maturities of Long-term Debt [Abstract]
Debt instrument, interest rate (in percentage)			1.65%
Unsecured | AerCap Trust (b) & AICDC Notes (c) | Maximum
Maturities of Long-term Debt [Abstract]
Debt instrument, interest rate (in percentage)			6.50%
Unsecured | 5.75% Senior Unsecured Debt Due 2028
Maturities of Long-term Debt [Abstract]
Debt instrument, interest rate (in percentage)	5.75%
Aggregate principal amount	$ 1,000,000
Unsecured | 6.10% Senior Unsecured Debt Due 2027
Maturities of Long-term Debt [Abstract]
Debt instrument, interest rate (in percentage)						6.10%
Aggregate principal amount						$ 900,000
Unsecured | 6.15% Senior Unsecured Debt Due 2030
Maturities of Long-term Debt [Abstract]
Debt instrument, interest rate (in percentage)						6.15%
Aggregate principal amount						$ 850,000
Unsecured | 5.100% Senior Unsecured Debt Due 2029 | Subsequent event
Maturities of Long-term Debt [Abstract]
Debt instrument, interest rate (in percentage)				5.10%
Aggregate principal amount				$ 800,000
Unsecured | 5.300% Senior Unsecured Debt Due 2034 | Subsequent event
Maturities of Long-term Debt [Abstract]
Debt instrument, interest rate (in percentage)				5.30%
Aggregate principal amount				$ 700,000
Unsecured | 6.45% Senior Unsecured Notes Due 2027
Maturities of Long-term Debt [Abstract]
Debt instrument, interest rate (in percentage)					6.45%
Aggregate principal amount					$ 1,500,000
Senior Notes | 4.5% Senior Notes Due 2023
Maturities of Long-term Debt [Abstract]
Debt instrument, interest rate (in percentage)	4.50%
Aggregate principal amount	$ 1,250,000
Principal amount redeemed	$ 1,000,000
Senior Notes | 1.75% Senior Notes Due 2024
Maturities of Long-term Debt [Abstract]
Debt instrument, interest rate (in percentage)					1.75%
Debt instrument, repurchase amount					$ 356,000
Senior Notes | 2.875% Senior Notes Due 2024
Maturities of Long-term Debt [Abstract]
Debt instrument, interest rate (in percentage)					2.875%
Debt instrument, repurchase amount					$ 276,000
Senior Notes | 1.650% Senior Notes Due 2024
Maturities of Long-term Debt [Abstract]
Debt instrument, interest rate (in percentage)					1.65%
Debt instrument, repurchase amount					$ 1,000,000